Significant Events During the Period (Details)						1 Months Ended
	Mar. 09, 2023 USD ($)	Mar. 09, 2023 EUR (€)	Mar. 02, 2023 USD ($)	Mar. 02, 2023 EUR (€)	Feb. 23, 2023 USD ($) shares	Sep. 20, 2023 USD ($)	Sep. 20, 2023 EUR (€)	Mar. 22, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares	May 30, 2023 $ / shares	Dec. 31, 2022 $ / shares shares
Significant Events During the Period (Details) [Line Items]
Shares acquired (in Shares) | shares					57
Share issued and outstanding percentage					49.00%			2.97%
Cash					$ 3,000,000
Management services monthly fee								$ 20,000
Bonus amount								$ 51,000
Ordinary shares issued (in Shares) | shares								247,415	8,321,632		8,074,217
Ordinary shares par value (in Dollars per share) | $ / shares
Share exchange (in Shares) | shares								360,297
Number of exchange shares acquired								$ 288,000
Shares acquired amount			$ 2,400,000	€ 2,000,000
Consultancy services fee	$ 3,000	€ 2,500
Per share (in Dollars per share) | $ / shares									$ 1	$ 1
SciSparc [Member]
Significant Events During the Period (Details) [Line Items]
Share issued and outstanding percentage								4.99%
Minimum Bid Price Requirement [Member]
Significant Events During the Period (Details) [Line Items]
Per share (in Dollars per share) | $ / shares										$ 1
Forecast [Member]
Significant Events During the Period (Details) [Line Items]
Consultancy services fee						$ 4,500	€ 3,500